Common Shares - Securities Repurchase Program (Details) - Common stock - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2018	Dec. 31, 2017	May 31, 2015
Common Shares
Common shares held in treasury	49,980,592	49,980,592
2015 Securities Repurchase Program
Common Shares
Aggregate authorized amount of share repurchase			$ 250.0
Remaining authorized amount of share repurchase	$ 147.1
Shares repurchased	0